Schedule – Unaudited Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 6,570,829	$ 39
Prepaid expenses and other current assets		1,950,356	2,091,888
TOTAL CURRENT ASSETS		8,671,885	2,247,799
TOTAL ASSETS		8,671,885	2,247,799
CURRENT LIABILITIES
Amounts due to related companies		5,858	5,858
Accrued expenses and other current liabilities		84,015	51,518
TOTAL CURRENT LIABILITIES		89,873	57,376
NON-CURRENT LIABILITIES
Equity loss in subsidiaries and VIE		11,711,186	3,284,501
TOTAL NON-CURRENT LIABILITIES		11,711,186	3,284,501
TOTAL LIABILITES		11,801,059	3,341,877
DEFICIT
Subscription receivable			(100,000)
Additional paid-in capital		51,503,802	37,915,085
Warrant		910,593
Statutory reserves		2,481,963	2,477,940
Accumulated deficits		(58,029,404)	(41,389,801)
TOTAL DEFICIT		(3,129,174)	(1,094,078)
TOTAL LIABILITIES AND DEFICIT		8,671,885	2,247,799
Related Party [Member]
CURRENT ASSETS
Due from related parties		150,700	155,872
Class A Ordinary Shares [Member]
DEFICIT
Ordinary shares, value	[1]	3,215	2,041
Class B Ordinary Shares [Member]
DEFICIT
Ordinary shares, value	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).